CECL (Details 6) SFr in Millions	12 Months Ended
	Dec. 31, 2020 CHF (SFr) day month	Dec. 31, 2019 CHF (SFr)
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	SFr 2,041	SFr 1,510
Interest income recognized	53
Amortized cost of non-accrual assets with no specific allowance	SFr 100
Number of days of default on interest or principal considered to assess credit worthiness (in months) | month	3
Period of anticipated repayment after which loan is written down to net book value (in days) | day	10
Minimum [Member]
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Write-Down of Loan to Net Book Value Loan Provision Threshold as Percentage of Loan Notional Amount	90.00%
Corporate and institutional
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	SFr 1,317	883
Interest income recognized	46
Amortized cost of non-accrual assets with no specific allowance	39
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	324	155
Interest income recognized	8
Amortized cost of non-accrual assets with no specific allowance	27
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	925	682
Interest income recognized	38
Amortized cost of non-accrual assets with no specific allowance	4
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	68	46
Interest income recognized	0
Amortized cost of non-accrual assets with no specific allowance	8
Consumer
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	724	627
Interest income recognized	7
Amortized cost of non-accrual assets with no specific allowance	61
Consumer | Mortgages
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	418	337
Interest income recognized	3
Amortized cost of non-accrual assets with no specific allowance	60
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	105	122
Interest income recognized	1
Amortized cost of non-accrual assets with no specific allowance	0
Consumer | Consumer finance
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	201	168
Interest income recognized	3
Amortized cost of non-accrual assets with no specific allowance	1
Bank
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	2,029	1,498
Interest income recognized	53
Amortized cost of non-accrual assets with no specific allowance	100
Bank | Corporate and institutional
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	1,305	871
Interest income recognized	46
Amortized cost of non-accrual assets with no specific allowance	39
Bank | Corporate and institutional | Real estate
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	324	155
Interest income recognized	8
Amortized cost of non-accrual assets with no specific allowance	27
Bank | Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	913	670
Interest income recognized	38
Amortized cost of non-accrual assets with no specific allowance	4
Bank | Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	68	46
Interest income recognized	0
Amortized cost of non-accrual assets with no specific allowance	8
Bank | Consumer
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	724	627
Interest income recognized	7
Amortized cost of non-accrual assets with no specific allowance	61
Bank | Consumer | Mortgages
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	418	337
Interest income recognized	3
Amortized cost of non-accrual assets with no specific allowance	60
Bank | Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	105	122
Interest income recognized	1
Amortized cost of non-accrual assets with no specific allowance	0
Bank | Consumer | Consumer finance
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	201	SFr 168
Interest income recognized	3
Amortized cost of non-accrual assets with no specific allowance	SFr 1